Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and contingencies
Operating lease rent expense	¥ 195,176	¥ 146,780	¥ 105,235
Operating leases, minimum payments
2018	191,157
2019	158,333
2020	114,123
2021	93,263
2022	84,827
2023 and after	462,512
Total lease commitment	¥ 1,104,215